Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Apr. 10, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000016473 [Member]
Account Value [Line Items]
Account Value	$ 22,026	$ 19,203	$ 18,386	$ 20,393	$ 14,627	$ 14,382	$ 13,772	$ 12,047		$ 10,390	$ 10,287	$ 10,000
C000016475 [Member]
Account Value [Line Items]
Account Value	22,477	19,559	18,685	20,685	14,807	14,531	13,885	12,121		10,435	10,310	10,000
C000016474 [Member]
Account Value [Line Items]
Account Value	20,242	17,696	16,983	18,885	13,582	13,387	12,850	11,269		9,744	9,672	9,425
C000016476 [Member]
Account Value [Line Items]
Account Value	19,933	17,555	16,972	19,018	13,776	13,683	13,233	11,692		10,187	10,186	10,000
C000016477 [Member]
Account Value [Line Items]
Account Value	20,950	18,360	17,665	19,694	14,196	14,030	13,498	11,868		10,290	10,236	10,000
C000189761 [Member]
Account Value [Line Items]
Account Value	18,852	16,405	15,677	17,350	12,422	12,190	11,645	10,168	$ 10,000
C000016462 [Member]
Account Value [Line Items]
Account Value	33,863	25,319	20,629	25,617	19,517	15,980	14,989	12,618		10,438	10,659	10,000
C000016464 [Member]
Account Value [Line Items]
Account Value	34,538	25,769	20,956	25,973	19,752	16,139	15,109	12,695		10,476	10,684	10,000
C000189758 [Member]
Account Value [Line Items]
Account Value	28,132	20,981	17,056	21,128	16,054	13,114	12,272	10,307	10,000
C000016463 [Member]
Account Value [Line Items]
Account Value	31,124	23,324	19,051	23,722	18,119	14,871	13,986	11,805		9,788	10,024	9,425
C000055501 [Member]
Account Value [Line Items]
Account Value	30,637	23,130	19,040	23,880	18,381	15,198	14,396	12,244		10,227	10,556	10,000
C000016465 [Member]
Account Value [Line Items]
Account Value	32,207	24,194	19,808	24,740	18,939	15,580	14,694	12,431		10,331	10,606	10,000
C000189759 [Member]
Account Value [Line Items]
Account Value	28,035	20,921	17,008	21,086	16,032	13,101	12,265	10,306	10,000
C000016466 [Member]
Account Value [Line Items]
Account Value	26,191	20,743	18,465	21,591	15,944	15,061	14,048	12,150		10,298	10,593	10,000
C000016468 [Member]
Account Value [Line Items]
Account Value	26,713	21,123	18,762	21,897	16,139	15,211	14,161	12,222		10,339	10,613	10,000
C000016467 [Member]
Account Value [Line Items]
Account Value	24,075	19,117	17,056	20,001	14,804	14,023	13,110	11,369		9,658	9,960	9,425
C000016469 [Member]
Account Value [Line Items]
Account Value	23,694	18,961	17,046	20,135	15,018	14,330	13,497	11,790		10,096	10,487	10,000
C000016470 [Member]
Account Value [Line Items]
Account Value	24,912	19,833	17,740	20,851	15,472	14,691	13,770	11,967		10,196	10,538	10,000
C000189760 [Member]
Account Value [Line Items]
Account Value	22,420	17,723	15,742	18,378	13,541	12,767	11,883	10,258	10,000
C000016471 [Member]
Account Value [Line Items]
Account Value	13,243	11,216	10,588	13,125	14,314	10,143	8,916	8,573		10,898	6,739	10,000
C000055503 [Member]
Account Value [Line Items]
Account Value	13,515	11,417	10,752	13,307	14,479	10,244	8,989	8,627		10,943	6,752	10,000
C000016472 [Member]
Account Value [Line Items]
Account Value	12,177	10,337	9,770	12,147	13,278	9,436	8,308	8,021		10,212	6,330	9,425
C000055505 [Member]
Account Value [Line Items]
Account Value	11,989	10,248	9,775	12,239	13,476	9,645	8,568	8,322		10,675	6,664	10,000
C000055506 [Member]
Account Value [Line Items]
Account Value	12,600	10,721	10,173	12,667	13,887	9,888	8,733	8,450		10,782	6,702	10,000
C000016484 [Member]
Account Value [Line Items]
Account Value	17,063	15,374	13,639	17,814	11,102	12,092	13,096	11,571		9,548	10,451	10,000
C000016486 [Member]
Account Value [Line Items]
Account Value	17,403	15,661	13,867	18,073	11,238	12,211	13,201	11,640		9,587	10,477	10,000
C000016485 [Member]
Account Value [Line Items]
Account Value	15,687	14,174	12,614	16,512	10,311	11,254	12,220	10,824		8,956	9,830	9,425
C000088007 [Member]
Account Value [Line Items]
Account Value	15,442	14,058	12,605	16,616	10,459	11,504	12,586	11,236		9,362	10,354	10,000
C000016487 [Member]
Account Value [Line Items]
Account Value	16,232	14,708	13,116	17,215	10,777	11,790	12,836	11,404		9,456	10,402	10,000
C000189764 [Member]
Account Value [Line Items]
Account Value	15,168	13,642	12,081	15,743	9,792	10,640	11,502	10,148	10,000
C000016488 [Member]
Account Value [Line Items]
Account Value	16,080	14,682	15,399	14,668	12,650	13,808	12,300	12,307		12,233	9,727	10,000
Russell 1000 [Member]
Account Value [Line Items]
Account Value	32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044		11,052	10,737	10,000
Russell 1000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	25,724	20,765	17,397	20,006	13,983	13,010	11,825	10,324	10,000
S&P 500 [Member]
Account Value [Line Items]
Account Value	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170		11,171	10,742	10,000
S&P 500 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	26,282	21,100	17,643	19,739	14,020	13,041	11,811	10,326	10,000
MSCI World [Member]
Account Value [Line Items]
Account Value	24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655		9,861	10,143	10,000
Russell 3000 [Member]
Account Value [Line Items]
Account Value	31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987		10,959	10,729	10,000
Russell 3000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	25,028	20,327	17,088	19,840	13,763	12,919	11,854	10,328	10,000
Russell 1000 Value [Member]
Account Value [Line Items]
Account Value	22,057	19,509	17,491	18,771	13,064	14,331	13,212	12,375		10,711	10,413	10,000
Russell 1000 Value (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	18,087	15,996	14,341	15,391	10,712	11,751	10,834	10,147	10,000
Russell 1000 Growth [Member]
Account Value [Line Items]
Account Value	45,384	34,000	26,749	32,932	23,110	18,746	16,804	13,716		11,390	11,056	10,000
Russell 1000 Growth (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	34,707	26,001	20,456	25,184	17,674	14,336	12,850	10,489	10,000
NYSE Arca Gold Miners [Member]
Account Value [Line Items]
Account Value	15,153	13,020	11,643	14,013	14,886	10,299	8,879	8,660		10,769	6,802	10,000
Russell 2000 [Member]
Account Value [Line Items]
Account Value	19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375		9,932	10,649	10,000
Russell 2000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	16,514	15,005	13,360	17,861	11,024	11,806	12,210	10,385	$ 10,000
S&P 500 Utilities [Member]
Account Value [Line Items]
Account Value	$ 21,661	$ 20,089	$ 20,856	$ 18,248	$ 15,762	$ 16,102	$ 13,527	$ 13,081		$ 12,766	$ 9,710	$ 10,000